Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 101,542	$ 15,562
Issuance of subsidiary shares			¥ 100,000
Accretion of redeemable noncontrolling interests	7,087	1,086	1,542	¥ 0
Balance	¥ 108,629	$ 16,648	¥ 101,542